Consolidated Statement of Changes in Shareholders' Equity (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2015	$ (18,309)	$ 3,127	$ 146,856,143	$ (146,877,579)
Beginning Balance, Shares at Dec. 31, 2015		3,126,952
Issuance of common stock and warrants in public offering	5,278,940	$ 1,670	5,277,270
Issuance of common stock and warrants in public offering, Shares		1,670,000
Stock issuance costs associated with public offering	(809,277)		(809,277)
Issuance of common stock pursuant to Lincoln Park Equity Line	1,712,320	$ 277	1,712,043
Issuance of common stock pursuant to Lincoln Park Equity Line, Shares		277,135
Cost associated with Lincoln Park Equity Line	(41,381)		(41,381)
Issuance of common stock in reverse stock split	1	$ 1
Issuance of common stock in reverse stock split, Shares		1,525
Issuance of common stock to SciClone	3,000,000	$ 353	2,999,647
Issuance of common stock to SciClone, Shares		352,942
Cashless exercise of warrants and reclassification of warrant liability to equity	892,860	$ 34	892,826
Cashless exercise of warrants and reclassification of warrant liability to equity, Shares		33,978
Issuance of common stock to vendors	52,500	$ 8	52,492
Issuance of common stock to vendors, Shares		7,500
Share-based compensation expense	574,977		574,977
Net loss	(3,245,383)			(3,245,383)
Ending Balance at Dec. 31, 2016	7,397,248	$ 5,470	157,514,740	(150,122,962)
Ending Balance, Shares at Dec. 31, 2016		5,470,032
Issuance of common stock pursuant to Lincoln Park Equity Line	115,930	$ 50	115,880
Issuance of common stock pursuant to Lincoln Park Equity Line, Shares		50,483
Issuance of common stock to vendors	5,925	$ 3	5,922
Issuance of common stock to vendors, Shares		2,500
Share-based compensation expense	489,787		489,787
Net loss	(7,147,083)			(7,147,083)
Issuance of common stock pursuant to FBR At-the-Market Sales Agreement	1,015,265	$ 450	1,014,815
Issuance of common stock pursuant to FBR At-the-Market Sales Agreement, Shares		450,000
Costs associated with FBR At-the-Market Sales Agreement	(164,825)		(164,825)
Issuance of common stock from cashless exercise of warrants		$ 200	(200)
Issuance of common stock from cashless exercise of warrants, Shares		200,125
Issuance of common stock in concurrent public and private offerings	5,115,001	$ 2,558	5,112,443
Issuance of common stock in concurrent public and private offerings, Shares		2,557,500
Costs associated with concurrent public and private offerings	(507,536)		(507,536)
Ending Balance at Dec. 31, 2017	6,319,712	$ 8,731	163,581,026	(157,270,045)
Ending Balance, Shares at Dec. 31, 2017		8,730,640
Issuance of common stock pursuant to Lincoln Park Equity Line	19,800	$ 10	19,790
Issuance of common stock pursuant to Lincoln Park Equity Line, Shares		10,083
Share-based compensation expense	107,970		107,970
Net loss	(2,377,206)			(2,377,206)
Ending Balance at Mar. 31, 2018	$ 4,070,276	$ 8,741	$ 163,708,786	$ (159,647,251)
Ending Balance, Shares at Mar. 31, 2018		8,740,723